Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure
Lease commitments
	Operating Leases Future Minimum Rental Payments*	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2015	$155,476	$54,463
2016	139,346	43,918
2017	119,384	34,619
2018	102,014	24,095
2019	86,580	12,038
Thereafter	798,530	8,558
Total	$1,401,330	$177,691

*Includes $88.4 million of future lease payments associated with leases transferred in January 2015 per the second closing of the tower sale. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.